Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Technology Portfolio
March 31, 2026
VTC-NPRT1-0526
1.814636.121
Common Stocks - 95.7%
	Shares	Value ($)
CANADA - 1.7%
Information Technology - 1.7%
IT Services - 1.7%
Shopify Inc Class A (b)	23,200	2,752,780
Shopify Inc Class A (United States) (b)	452,900	53,722,998

TOTAL CANADA		56,475,778
CHINA - 0.0%
Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
China Medical Technologies Inc ADR (b)(d)	300	0
Pharmaceuticals - 0.0%
Chime Biologics Wuhan Co Ltd (b)(d)	94,814	1
TOTAL CHINA		1
FRANCE - 0.1%
Information Technology - 0.1%
IT Services - 0.1%
Capgemini SE	24,200	2,855,563
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
Bullish	5,600	200,088
INDIA - 0.1%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Meesho (f)	1,118,847	1,707,933
Financials - 0.1%
Financial Services - 0.1%
Pine Labs Ltd (f)	1,097,159	1,863,065
TOTAL INDIA		3,570,998
ISRAEL - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Xsight Labs Ltd warrants 7/24/2032 (b)(c)(d)	43,399	60,324
NETHERLANDS - 5.9%
Information Technology - 5.9%
Semiconductors & Semiconductor Equipment - 5.9%
ASML Holding NV	33,900	45,078,751
NXP Semiconductors NV	750,304	147,704,845

TOTAL NETHERLANDS		192,783,596
TAIWAN - 0.9%
Health Care - 0.0%
Life Sciences Tools & Services - 0.0%
Eden Biologics Inc (b)(d)	94,814	0
Information Technology - 0.9%
Semiconductors & Semiconductor Equipment - 0.9%
Taiwan Semiconductor Manufacturing Co Ltd	477,000	27,626,819
TOTAL TAIWAN		27,626,819
UNITED KINGDOM - 0.2%
Financials - 0.2%
Financial Services - 0.2%
Revolut Group Holdings Ltd (b)(c)(d)	4,931	6,867,108
UNITED STATES - 86.8%
Communication Services - 1.8%
Entertainment - 1.1%
Netflix Inc (b)	372,020	35,769,723
Interactive Media & Services - 0.7%
Meta Platforms Inc Class A	38,200	21,855,366
TOTAL COMMUNICATION SERVICES		57,625,089
Consumer Discretionary - 1.9%
Broadline Retail - 1.7%
Amazon.com Inc (b)	266,000	55,399,820
Hotels, Restaurants & Leisure - 0.2%
Airbnb Inc Class A (b)	40,900	5,164,852
TOTAL CONSUMER DISCRETIONARY		60,564,672
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Maplebear Inc (b)	10,890	407,939
Industrials - 0.2%
Aerospace & Defense - 0.2%
Beta Technologies Inc Class A (b)	19,000	279,300
Relativity Space Inc (b)(c)(d)	2,421	2,566
Space Exploration Technologies Corp (b)(c)(d)	13,154	6,926,765
		7,208,631
Ground Transportation - 0.0%
CreateAI Holdings Inc Class A (e)	31,800	8,904
TOTAL INDUSTRIALS		7,217,535
Information Technology - 82.9%
Communications Equipment - 4.5%
Cisco Systems Inc	1,866,300	144,806,217
Electronic Equipment, Instruments & Components - 1.5%
Amphenol Corp Class A	220,000	27,797,000
Coherent Corp (b)	40,200	9,576,042
Jabil Inc	44,528	11,827,973
		49,201,015
IT Services - 4.1%
CoreWeave Inc Class A (b)	204,205	15,819,761
MongoDB Inc Class A (b)	97,584	23,885,636
Okta Inc Class A (b)	599,363	47,175,862
Snowflake Inc (b)	305,068	46,010,356
		132,891,615
Semiconductors & Semiconductor Equipment - 44.0%
Astera Labs Inc (b)	275,012	30,141,315
Broadcom Inc	86,800	26,865,468
GlobalFoundries Inc (b)	2,258,635	100,464,085
KLA Corp	31,700	46,675,397
Marvell Technology Inc	2,075,695	205,597,590
Micron Technology Inc	184,353	62,281,818
Monolithic Power Systems Inc	7,500	8,200,124
NVIDIA Corp	4,629,892	807,453,165
ON Semiconductor Corp (b)	2,278,481	141,083,544
		1,428,762,506
Software - 12.8%
Autodesk Inc (b)	23,300	5,578,020
Canva Inc Class A (b)(c)(d)	1,400	1,885,506
Celestial AI Inc (c)(d)	115,728	3,472
Celestial AI Inc (Milestone 1) rights (b)(c)(d)	115,728	365,700
Celestial AI Inc (Milestone 2) rights (b)(c)(d)	115,728	280,062
Celestial AI Inc (Milestone 3) rights (b)(c)(d)	115,728	82,167
Celestial AI Inc escrow shares (c)(d)	115,728	1
Crowdstrike Holdings Inc Class A (b)	116,287	45,399,608
Datadog Inc Class A (b)	443,418	52,345,495
Figma Inc Class A	7,800	164,892
HubSpot Inc (b)	76,933	18,779,345
Manhattan Associates Inc (b)	350,276	46,628,741
Microsoft Corp	457,416	169,321,681
Netskope Inc Class A (b)(e)	9,400	79,805
Palo Alto Networks Inc (b)	138,341	22,178,829
Rubrik Inc Class A (b)(e)	158,900	7,781,333
ServiceNow Inc (b)	423,670	44,294,699
		415,169,356
Technology Hardware, Storage & Peripherals - 16.0%
Apple Inc	1,614,660	409,784,561
Sandisk Corp/DE (b)	35,840	22,770,586
Western Digital Corp	322,302	87,179,468
		519,734,615
TOTAL INFORMATION TECHNOLOGY		2,690,565,324
TOTAL UNITED STATES		2,816,380,559
TOTAL COMMON STOCKS (Cost $1,667,915,221)		3,106,820,834

Convertible Corporate Bonds - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Tenstorrent Holdings Inc 15% 12/31/2026 (c)(d)	382,100	380,419
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Enevate Corp 10% 5/12/2199 (c)(d)	55,238	0
TOTAL UNITED STATES		380,419
TOTAL CONVERTIBLE CORPORATE BONDS (Cost $437,338)		380,419

Convertible Preferred Stocks - 3.4%
	Shares	Value ($)
CHINA - 0.1%
Communication Services - 0.1%
Interactive Media & Services - 0.1%
Bytedance Ltd Series E1 (b)(c)(d)	9,903	2,680,544
ISRAEL - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Xsight Labs Ltd Series D (b)(c)(d)	37,800	57,078
Xsight Labs Ltd Series F (c)(d)	144,663	606,138

TOTAL ISRAEL		663,216
UNITED STATES - 3.3%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Discord Inc Series I (b)(c)(d)	2,000	44,559
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
GoBrands Inc Series G (b)(c)(d)	5,260	179,050
Financials - 0.1%
Financial Services - 0.1%
Akeana Series C (b)(c)(d)	14,600	180,164
Tenstorrent Holdings Inc Series C1 (b)(c)(d)	4,586	278,554
Tenstorrent Holdings Inc Series D1 (b)(c)(d)	20,361	1,317,357
Tenstorrent Holdings Inc Series D2 (b)(c)(d)	1,677	104,376
TOTAL FINANCIALS		1,880,451
Information Technology - 3.2%
Electronic Equipment, Instruments & Components - 0.6%
Cerebras Systems Inc Series G (c)(d)	58,800	5,234,376
Cerebras Systems Inc Series H (c)(d)	35,000	3,115,700
Enevate Corp Series E (b)(c)(d)	3,556,678	36
Frore Systems Inc Series D (c)(d)	102,895	3,438,751
Vast Data Ltd Series A (b)(c)(d)	12,260	726,037
Vast Data Ltd Series A1 (b)(c)(d)	30,177	1,787,082
Vast Data Ltd Series A2 (b)(c)(d)	34,713	2,055,704
Vast Data Ltd Series B (b)(c)(d)	27,621	1,635,716
Vast Data Ltd Series C (b)(c)(d)	805	47,671
Vast Data Ltd Series E (b)(c)(d)	26,394	1,563,053
		19,604,126
Semiconductors & Semiconductor Equipment - 0.0%
Retym Inc Series C (b)(c)(d)	50,104	480,497
Retym Inc Series D (b)(c)(d)	12,430	126,289
SiMa Technologies Inc Series B (b)(c)(d)	85,000	533,801
SiMa Technologies Inc Series B1 (b)(c)(d)	36,016	264,357
		1,404,944
Software - 2.5%
Anthropic PBC Series B (b)(c)(d)	78,539	20,352,596
Anthropic PBC Series D (b)(c)(d)	79,696	21,842,283
Anthropic PBC Series F (c)(d)	15,400	3,990,756
Databricks Inc Series G (b)(c)(d)	14,100	2,327,910
Databricks Inc Series H (b)(c)(d)	36,297	5,992,635
Databricks Inc Series I (b)(c)(d)	479	79,083
Databricks Inc Series J (b)(c)(d)	15,590	2,573,909
Databricks Inc Series K (c)(d)	200	33,020
OpenAI Group Pbc Series A-2 (c)(d)	8,098	5,568,914
OpenAI Group Pbc Series A-3 (c)(d)	1,381	949,699
OpenAI Group Pbc Series C (c)(d)	15,900	10,934,222
Physical Intelligence Inc Series B (c)(d)	8,000	2,167,440
Runway AI Inc Series D (b)(c)(d)	220,780	3,230,012
Runway AI Inc Series E (c)(d)	13,896	203,298
		80,245,777
Technology Hardware, Storage & Peripherals - 0.1%
Lightmatter Inc Series C1 (b)(c)(d)	29,615	1,615,498
Lightmatter Inc Series C2 (b)(c)(d)	4,652	260,512
Lightmatter Inc Series D (b)(c)(d)	22,205	1,584,993
		3,461,003
TOTAL INFORMATION TECHNOLOGY		104,715,850
Materials - 0.0%
Metals & Mining - 0.0%
Diamond Foundry Inc Series C (b)(c)(d)	56,576	1,754,988
TOTAL UNITED STATES		108,574,898
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $54,683,620)		111,918,658

Preferred Securities - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Enevate Corp 6% (c)(d)(g)	208,300	5,205
Semiconductors & Semiconductor Equipment - 0.0%
SiMa Technologies Inc 10% 12/31/2027 (c)(d)	129,112	147,883
TOTAL UNITED STATES		153,088
TOTAL PREFERRED SECURITIES (Cost $337,411)		153,088

Money Market Funds - 0.2%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (h)	3.69	7,209,926	7,211,368
Fidelity Securities Lending Cash Central Fund (h)(i)	3.69	689,065	689,134
TOTAL MONEY MARKET FUNDS (Cost $7,900,502)			7,900,502

TOTAL INVESTMENT IN SECURITIES - 99.3% (Cost $1,731,274,092)	3,227,173,501
NET OTHER ASSETS (LIABILITIES) - 0.7%	21,824,910
NET ASSETS - 100.0%	3,248,998,411

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $128,925,836 or 4.0% of net assets.

(d)	Level 3 security.
(e)	Security or a portion of the security is on loan at period end.
(f)
Security is subject to lock-up or market standoff agreement. Fair value is based on the unadjusted market price of the equivalent equity security. At the end of the period, the total value of unadjusted equity securities subject to contractual sale restrictions is $3,570,998 with varying restriction expiration dates. Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

(g)	Security is perpetual in nature with no stated maturity date.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $72,078.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Akeana Series C	1/23/2024	186,308

Anthropic PBC Series B	3/22/2024	2,450,784

Anthropic PBC Series D	5/31/2024	2,391,239

Anthropic PBC Series F	8/18/2025	2,170,901

Bytedance Ltd Series E1	11/18/2020	1,085,113

Canva Inc Class A	8/19/2025 - 11/12/2025	2,304,596

Celestial AI Inc	2/25/2025	2,974

Celestial AI Inc (Milestone 1) rights	2/25/2025	240,841

Celestial AI Inc (Milestone 2) rights	2/25/2025	185,058

Celestial AI Inc (Milestone 3) rights	2/25/2025	54,012

Celestial AI Inc escrow shares	2/25/2025	0

Cerebras Systems Inc Series G	9/19/2025	2,130,465

Cerebras Systems Inc Series H	1/30/2026	3,115,546

Databricks Inc Series G	2/1/2021	833,629

Databricks Inc Series H	8/31/2021	2,667,254

Databricks Inc Series I	9/14/2023	35,207

Databricks Inc Series J	12/17/2024	1,442,075

Databricks Inc Series K	9/8/2025	29,999

Diamond Foundry Inc Series C	3/15/2021	1,357,824

Discord Inc Series I	9/15/2021	110,125

Enevate Corp 10% 5/12/2199	11/12/2024	55,238

Enevate Corp 6%	11/2/2023 - 10/31/2025	208,300

Enevate Corp Series E	1/29/2021	3,943,236

Frore Systems Inc Series D	2/26/2026	3,449,792

GoBrands Inc Series G	3/2/2021	1,313,513

Lightmatter Inc Series C1	5/19/2023	487,368

Lightmatter Inc Series C2	12/18/2023	120,960

Lightmatter Inc Series D	10/11/2024	1,781,519

OpenAI Group Pbc Series A-2	9/30/2024	1,521,400

OpenAI Group Pbc Series A-3	8/4/2025	423,900

OpenAI Group Pbc Series C	3/27/2026	10,934,222

Physical Intelligence Inc Series B	10/24/2025	2,172,474

Relativity Space Inc	5/27/2021	3,979,427

Retym Inc Series C	5/17/2023 - 6/20/2023	389,900

Retym Inc Series D	1/29/2025	131,596

Revolut Group Holdings Ltd	12/27/2024 - 1/28/2026	5,153,305

Runway AI Inc Series D	9/6/2024	2,393,648

Runway AI Inc Series E	11/4/2025	203,273

SiMa Technologies Inc 10% 12/31/2027	4/8/2024 - 1/5/2026	129,111

SiMa Technologies Inc Series B	5/10/2021	435,829

SiMa Technologies Inc Series B1	4/25/2022 - 10/17/2022	255,386

Space Exploration Technologies Corp	11/22/2024	1,987,470

Tenstorrent Holdings Inc 15% 12/31/2026	2/25/2026	382,100

Tenstorrent Holdings Inc Series C1	4/23/2021	272,690

Tenstorrent Holdings Inc Series D1	7/16/2024 - 1/15/2025	1,604,986

Tenstorrent Holdings Inc Series D2	7/17/2024	127,418

Vast Data Ltd Series A	11/28/2023	134,860

Vast Data Ltd Series A1	11/28/2023	331,947

Vast Data Ltd Series A2	11/28/2023	381,843

Vast Data Ltd Series B	11/28/2023	303,831

Vast Data Ltd Series C	11/28/2023	8,854

Vast Data Ltd Series E	11/28/2023	580,668

Xsight Labs Ltd Series D	2/16/2021	302,249

Xsight Labs Ltd Series F	1/11/2024 - 12/30/2024	669,789

Xsight Labs Ltd warrants 7/24/2032	1/11/2024 - 12/30/2024	0

Additional information on each lock-up restriction is as follows:
Security	Restriction Expiration Date
Meesho	6/9/2026

Pine Labs Ltd	5/13/2026

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	73,084,390	272,322,116	338,195,138	537,375	(2,303)	2,303	7,211,368	7,209,926	0.0%
Fidelity Securities Lending Cash Central Fund	11,897,908	36,088,551	47,297,325	2,791	(53)	53	689,134	689,065	0.0%
Total	84,982,298	308,410,667	385,492,463	540,166	(2,356)	2,356	7,900,502

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Convertible Corporate Bonds and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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